SEGMENT INFORMATION (Assets) (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Assets	$ (51,322)	$ (56,308)
Reportable segments
Disclosure of operating segments [line items]
Assets	(17,465)	(19,250)
Reportable segments | Utilities
Disclosure of operating segments [line items]
Assets	(5,224)	(5,825)
Reportable segments | Transport
Disclosure of operating segments [line items]
Assets	(5,780)	(6,916)
Reportable segments | Energy
Disclosure of operating segments [line items]
Assets	(5,458)	(5,589)
Reportable segments | Data Infrastructure
Disclosure of operating segments [line items]
Assets	(2,114)	(2,204)
Reportable segments | Corporate
Disclosure of operating segments [line items]
Assets	1,111	1,284
Contribution from investments in associates
Disclosure of operating segments [line items]
Assets	(2,762)	(2,884)
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Assets	(28,970)	(32,621)
Working capital adjustment and other
Disclosure of operating segments [line items]
Assets	$ (7,649)	$ (7,321)